As filed with the Securities and Exchange Commission on March 7, 1996
                                                  Registration No. 2-53808
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 42
                                       on
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / x /

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / x /

                                  ------------

                          TRUST FOR FEDERAL SECURITIES
              (FedFund, T-Fund, FedCash, T-Cash, Federal Trust Fund
                       and Treasury Trust Fund Portfolios)
               (Exact Name of Registrant as Specified in Charter)

    Bellevue Park Corporate Center                   EDWARD J. ROACH
   400 Bellevue Parkway, Suite 100             Bellevue Park Corporate Center
     Wilmington, Delaware 19809                400 Bellevue Parkway, Suite 100
(Address of Principal Executive Offices)         Wilmington, Delaware 19809
     Registrant's Telephone Number:                 (Name and Address of
                  (302) 792-2555                     Agent for Service)

                                    Copy to:
                             W. BRUCE McCONNEL, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)
         [x] on March 7, 1996 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(i)
         [ ] on (date) pursuant to paragraph (a)(i)
         [ ] 75 days after filing pursuant to paragraph (a)(ii)
         [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================
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                  This Post-Effective Amendment No. 42 to the Trust's
Registration Statement on Form N1-A is being filed to provide an opinion of registrant's counsel as to the legality of the shares made in reliance upon Rule 24e-2 under the Investment Company Act of 1940 which was listed as an exhibit in Post-Effective Amendment No. 41, and was not included in the filing. This Post-Effective Amendment makes no other changes to Post-Effective No. 41, as filed with the Commission on February 28, 1996.


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                                     Part C


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Item 24.        Exhibits.

                  The following Exhibit is hereby added by this Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N1-A:

                (11)(c)           24e-2 Opinion of Drinker Biddle & Reath.


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                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 42 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware, on March 7, 1996.

                          TRUST FOR FEDERAL SECURITIES

                          /s/ Edward J. Roach, Vice President & Treasurer
                          -----------------------------------------------------
                              Edward J. Roach              (Signature and Title)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 42 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                    Date
---------                             -----                    ----

* Philip E. Coldwell                  Trustee                  March 7, 1996
--------------------------
Philip E. Coldwell

* Robert R. Fortune                   Trustee                  March 7, 1996
--------------------------
Robert R. Fortune

* Rodney D. Johnson                   Trustee                  March 7, 1996
--------------------------
Rodney D. Johnson

* G. Willing Pepper                   Chairman of              March 7, 1996
--------------------------            the Board and
G. Willing Pepper                     President


/s/ Edward J. Roach                   Vice President           March 7, 1996
--------------------------            and Treasurer
Edward J. Roach                       (Principal Financial
                                      and Accounting
                                      Officer)


*By:/s/ Edward J. Roach
--------------------------
        Edward J. Roach
        Attorney-in-Fact


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                                  EXHIBIT INDEX

Exhibit No.             Description                                  Page No.
-----------             -----------                                  --------

 (11)(c)                 24e-2 Opinion of Drinker Biddle & Reath.